Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.53%
Australia: 7.10%
ANZ Group Holdings Ltd. (Financials, Banks)	50,975	$942,655
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	22,671	687,146
BHP Group Ltd. (Materials, Metals & mining)	44,563	1,272,474
BHP Group Ltd. Class DI (Materials, Metals & mining)	30,276	867,343
BlueScope Steel Ltd. (Materials, Metals & mining)	26,542	394,042
Brambles Ltd. (Industrials, Commercial services & supplies)	27,351	267,917
Cochlear Ltd. (Health care, Health care equipment & supplies)	1,360	309,550
Commonwealth Bank of Australia (Financials, Banks)	25,117	1,900,515
CSL Ltd. (Health care, Biotechnology)	5,882	1,094,381
Dexus (Real estate, Office REITs)	58,681	280,730
Fortescue Ltd. (Materials, Metals & mining)	39,966	673,607
Glencore PLC (Materials, Metals & mining)	209,473	991,963
GPT Group (Real estate, Diversified REITs)	118,235	334,309
IGO Ltd. (Materials, Metals & mining)	56,790	293,093
Insurance Australia Group Ltd. (Financials, Insurance)	61,299	247,035
Northern Star Resources Ltd. (Materials, Metals & mining)	41,418	347,290
Pilbara Minerals Ltd. (Materials, Metals & mining)	150,448	410,723
Rio Tinto Ltd. (Materials, Metals & mining)	4,862	391,182
Santos Ltd. (Energy, Oil, gas & consumable fuels)	66,844	307,616
Scentre Group (Real estate, Retail REITs)	252,489	510,406
Stockland (Real estate, Diversified REITs)	128,433	374,832
Suncorp Group Ltd. (Financials, Insurance)	53,816	535,200
Transurban Group (Industrials, Transportation infrastructure)	144,426	1,271,093
Treasury Wine Estates Ltd. (Consumer staples, Beverages)	33,815	271,450
Vicinity Ltd. (Real estate, Retail REITs)	193,726	244,288
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	9,615	416,483
Westpac Banking Corp. (Financials, Banks)	71,814	1,229,994
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	31,783	627,206
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	12,836	272,162
		17,766,685
Austria: 0.28%
Erste Group Bank AG (Financials, Banks)	11,947	476,464
Verbund AG (Utilities, Electric utilities)	3,046	220,572
		697,036
Belgium: 0.32%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	4,291	258,413
KBC Group NV (Financials, Banks)	3,975	278,822
Umicore SA (Materials, Chemicals)	12,564	261,942
		799,177
China: 0.10%
Budweiser Brewing Co. APAC Ltd. (Consumer staples, Beverages)144A	152,600	247,138
Denmark: 3.31%
AP Moller - Maersk AS Class A (Industrials, Marine transportation)	205	277,931
Carlsberg AS Class B (Consumer staples, Beverages)	3,641	507,359
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Denmark(continued)
Demant AS (Health care, Health care equipment & supplies)†	5,714	$285,928
DSV AS (Industrials, Air freight & logistics)	1,488	238,632
Genmab AS (Health care, Biotechnology)†	1,692	473,510
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	49,977	5,940,136
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	1,944	313,735
Vestas Wind Systems AS (Industrials, Electrical equipment)†	8,739	243,219
		8,280,450
Finland: 0.50%
Kone Oyj Class B (Industrials, Machinery)	7,096	346,808
Metso Oyj (Industrials, Machinery)	18,324	195,511
Nordea Bank Abp (Financials, Banks)	31,241	379,542
Wartsila Oyj Abp (Industrials, Machinery)	21,218	327,819
		1,249,680
France: 11.65%
Accor SA (Consumer discretionary, Hotels, restaurants & leisure)	6,653	288,270
Air Liquide SA (Materials, Chemicals)	5,233	1,062,729
AXA SA (Financials, Insurance)	29,532	1,049,469
BNP Paribas SA (Financials, Banks)	21,664	1,296,692
Capgemini SE (Information technology, IT services)	3,016	732,453
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	14,423	242,087
Cie de Saint-Gobain SA (Industrials, Building products)	11,551	888,883
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	9,054	334,568
Covivio SA (Real estate, Diversified REITs)	5,496	246,632
Credit Agricole Corporate & Investment Bank SA (Financials, Banks)	42,368	573,307
Danone SA (Consumer staples, Food products)	14,056	896,615
Dassault Systemes SE (Information technology, Software)	7,782	363,220
Edenred SE (Financials, Financial services)	7,418	367,115
Eiffage SA (Industrials, Construction & engineering)	5,829	634,093
Engie SA (Utilities, Multi-utilities)	58,707	941,352
EssilorLuxottica SA (Health care, Health care equipment & supplies)	5,216	1,105,842
Getlink SE (Industrials, Transportation infrastructure)	15,389	262,626
Hermes International SCA (Consumer discretionary, Textiles, apparel & luxury goods)	492	1,229,946
Ipsen SA (Health care, Pharmaceuticals)	2,760	303,670
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	545	250,370
Legrand SA (Industrials, Electrical equipment)	6,275	634,119
L’Oreal SA (Consumer staples, Personal care products)	3,551	1,695,209
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	3,828	3,486,917
Pernod Ricard SA (Consumer staples, Beverages)	1,623	271,102
Publicis Groupe SA (Communication services, Media)	6,692	707,214
Safran SA (Industrials, Aerospace & defense)	6,213	1,300,697
Sanofi SA (Health care, Pharmaceuticals)	16,767	1,592,722
Schneider Electric SE (Industrials, Electrical equipment)	6,850	1,553,249
Societe Generale SA (Financials, Banks)	17,074	413,914
Teleperformance SE (Industrials, Professional services)	2,808	347,646
Thales SA (Industrials, Aerospace & defense)	1,993	295,210
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
France(continued)
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	34,905	$2,225,416
Veolia Environnement SA (Utilities, Multi-utilities)	8,136	251,930
Vinci SA (Industrials, Construction & engineering)	10,284	1,316,009
		29,161,293
Germany: 7.82%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,347	272,416
Allianz SE (Financials, Insurance)	7,601	2,085,418
BASF SE (Materials, Chemicals)	5,870	298,658
Bayer AG (Health care, Pharmaceuticals)	10,294	312,522
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	8,512	1,004,798
Bechtle AG (Information technology, IT services)	4,522	232,932
Beiersdorf AG (Consumer staples, Personal care products)	2,038	291,964
Brenntag SE (Industrials, Trading companies & distributors)	2,735	249,426
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	2,030	249,570
Deutsche Bank AG (Financials, Capital markets)	53,213	710,971
Deutsche Boerse AG (Financials, Capital markets)	1,637	342,530
Deutsche Post AG (Industrials, Air freight & logistics)	5,036	233,555
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	55,527	1,319,398
E.ON SE (Utilities, Multi-utilities)	74,760	954,255
Fresenius Medical Care AG & Co. KGaA (Health care, Health care providers & services)	6,618	253,064
GEA Group AG (Industrials, Machinery)	6,215	250,349
Henkel AG & Co. KGaA (Consumer staples, Household products)	3,646	245,893
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	27,138	970,701
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	11,456	911,784
Merck KGaA (Health care, Pharmaceuticals)	1,772	302,215
Puma SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,620	303,868
Rational AG (Industrials, Machinery)	509	418,096
RWE AG (Utilities, Independent power and renewable electricity producers)	10,912	365,604
SAP SE (Information technology, Software)	16,233	3,033,114
Siemens AG (Industrials, Industrial conglomerates)	11,917	2,356,247
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	5,028	301,601
Talanx AG (Financials, Insurance)	7,595	541,772
Telefonica Deutschland Holding AG (Communication services, Diversified telecommunication services)	98,355	249,810
Wacker Chemie AG (Materials, Chemicals)	2,331	254,580
Zalando SE (Consumer discretionary, Specialty retail)144A†	12,576	265,318
		19,582,429
Hong Kong: 1.86%
AIA Group Ltd. (Financials, Insurance)	210,400	1,709,105
BOC Hong Kong Holdings Ltd. (Financials, Banks)	306,000	807,063
CK Asset Holdings Ltd. (Real estate, Real estate management & development)	58,500	270,104
Hang Seng Bank Ltd. (Financials, Banks)	24,500	279,750
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	137,000	395,453
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	15,200	471,366
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Hong Kong(continued)
Hongkong Land Holdings Ltd. (Real estate, Real estate management & development)	106,140	$358,753
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	8,500	356,235
		4,647,829
Ireland: 0.87%
CRH PLC (Materials, Construction materials)	5,266	443,976
DCC PLC (Industrials, Industrial conglomerates)	6,293	446,115
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	1,745	376,774
James Hardie Industries PLC (Materials, Construction materials)†	8,469	334,420
Kingspan Group PLC (Industrials, Building products)	3,197	288,450
Smurfit Kappa Group PLC (Materials, Containers & packaging)	6,712	286,038
		2,175,773
Israel: 0.91%
Check Point Software Technologies Ltd. (Information technology, Software)†	3,251	521,525
Global-E Online Ltd. (Consumer discretionary, Broadline retail)†	6,016	203,762
Israel Discount Bank Ltd. Class A (Financials, Banks)	52,607	274,155
Monday.com Ltd. (Information technology, Software)†	1,330	296,603
Nice Ltd. (Information technology, Software)†	1,245	305,488
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	28,990	381,219
Wix.com Ltd. (Information technology, IT services)†	2,090	292,976
		2,275,728
Italy: 1.89%
Assicurazioni Generali SpA (Financials, Insurance)	31,824	753,946
ENEL SpA (Utilities, Electric utilities)	191,555	1,217,973
Intesa Sanpaolo SpA (Financials, Banks)	280,227	889,830
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	4,117	296,614
Prysmian SpA (Industrials, Electrical equipment)	5,894	293,349
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	28,027	219,432
UniCredit SpA (Financials, Banks)	31,628	1,056,613
		4,727,757
Japan: 23.51%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	6,400	294,984
Aeon Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	14,900	355,306
ANA Holdings, Inc. (Industrials, Passenger airlines)†	23,100	502,924
BayCurrent Consulting, Inc. (Industrials, Professional services)	16,000	357,951
Bridgestone Corp. (Consumer discretionary, Automobile components)	11,700	503,056
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	20,500	343,148
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	27,000	788,280
Central Japan Railway Co. (Industrials, Ground transportation)	62,000	1,558,685
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	48,800	607,559
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	16,400	656,350
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	31,000	704,696
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	27,900	925,658
Daikin Industries Ltd. (Industrials, Building products)	2,800	395,478
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Japan(continued)
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	4,700	$556,934
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	22,000	635,406
Daiwa Securities Group, Inc. (Financials, Capital markets)	35,200	258,741
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	2,800	901,334
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	69,600	300,043
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	3,100	894,517
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	6,900	438,292
Fujitsu Ltd. (Information technology, IT services)	1,900	296,368
GMO Payment Gateway, Inc. (Financials, Financial services)	5,000	336,346
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,800	325,013
Hitachi Ltd. (Industrials, Industrial conglomerates)	11,900	1,005,293
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	124,000	1,473,906
Hoya Corp. (Health care, Health care equipment & supplies)	9,000	1,169,724
Inpex Corp. (Energy, Oil, gas & consumable fuels)	22,000	295,104
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	18,800	267,353
ITOCHU Corp. (Industrials, Trading companies & distributors)	19,900	864,917
Japan Airlines Co. Ltd. (Industrials, Passenger airlines)	34,200	637,828
Japan Post Insurance Co. Ltd. (Financials, Insurance)	16,600	305,824
Japan Tobacco, Inc. (Consumer staples, Tobacco)	16,200	420,560
Kenedix Office Investment Corp. (Real estate, Diversified REITs)	200	199,973
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	2,600	1,214,675
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	9,500	291,869
Kobayashi Pharmaceutical Co. Ltd. (Consumer staples, Personal care products)	6,000	239,328
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	13,700	368,270
Koito Manufacturing Co. Ltd. (Consumer discretionary, Automobile components)	18,800	237,571
Komatsu Ltd. (Industrials, Machinery)	14,300	414,540
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	900	239,828
LY Corp. (Communication services, Interactive media & services)	104,600	288,083
M3, Inc. (Health care, Health care technology)	16,400	234,809
Marubeni Corp. (Industrials, Trading companies & distributors)	16,200	267,118
Mazda Motor Corp. (Consumer discretionary, Automobiles)	25,000	293,156
Mitsubishi Corp. (Industrials, Trading companies & distributors)	65,300	1,395,988
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	2,900	228,739
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	151,700	1,560,308
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	24,900	1,088,379
Mizuho Financial Group, Inc. (Financials, Banks)	14,200	265,303
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	14,700	726,568
NEC Corp. (Information technology, IT services)	4,000	269,210
Nexon Co. Ltd. (Communication services, Entertainment)	18,400	297,748
Nidec Corp. (Industrials, Electrical equipment)	6,600	250,097
Nintendo Co. Ltd. (Communication services, Entertainment)	28,500	1,596,852
Nippon Paint Holdings Co. Ltd. (Materials, Chemicals)	33,000	244,440
Nippon Steel Corp. (Materials, Metals & mining)	20,700	512,944
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	395,900	481,407
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Japan(continued)
Nissan Motor Co. Ltd. (Consumer discretionary, Automobiles)	118,900	$466,971
Nissin Foods Holdings Co. Ltd. (Consumer staples, Food products)	10,600	309,473
Nitto Denko Corp. (Materials, Chemicals)	4,500	412,720
Nomura Research Institute Ltd. (Information technology, IT services)	7,500	210,312
Obic Co. Ltd. (Information technology, IT services)	3,500	546,875
Odakyu Electric Railway Co. Ltd. (Industrials, Ground transportation)	18,400	258,351
Olympus Corp. (Health care, Health care equipment & supplies)	15,600	221,846
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	32,400	537,695
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	9,700	305,519
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	17,000	608,131
ORIX Corp. (Financials, Financial services)	12,200	255,279
Otsuka Corp. (Information technology, IT services)	5,200	228,228
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	20,700	839,764
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	17,700	416,172
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	46,800	443,433
Recruit Holdings Co. Ltd. (Industrials, Professional services)	27,300	1,100,595
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)	28,800	471,515
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	15,400	248,689
Sekisui House Ltd. (Consumer discretionary, Household durables)	11,200	249,520
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	20,100	298,979
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	24,100	1,026,726
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	5,800	289,536
SoftBank Corp. (Communication services, Wireless telecommunication services)	74,400	978,882
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	15,100	885,332
Sompo Holdings, Inc. (Financials, Insurance)	18,900	1,107,123
Sony Group Corp. (Consumer discretionary, Household durables)	18,300	1,580,133
Subaru Corp. (Consumer discretionary, Automobiles)	30,400	690,245
SUMCO Corp. (Information technology, Semiconductors & semiconductor equipment)	21,800	340,843
Sumitomo Corp. (Industrials, Trading companies & distributors)	42,100	984,823
Sumitomo Metal Mining Co. Ltd. (Materials, Metals & mining)	9,000	234,365
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	13,300	740,229
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	6,900	302,703
TDK Corp. (Information technology, Electronic equipment, instruments & components)	4,700	244,092
Terumo Corp. (Health care, Health care equipment & supplies)	15,600	607,268
Tokio Marine Holdings, Inc. (Financials, Insurance)	41,500	1,211,339
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,100	1,500,180
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	10,600	231,840
Toyota Motor Corp. (Consumer discretionary, Automobiles)	143,100	3,456,277
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	12,300	793,691
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	15,400	331,585
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	14,000	295,464
		58,847,524
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Luxembourg: 0.29%
ArcelorMittal SA (Materials, Metals & mining)	18,574	$484,203
Eurofins Scientific SE (Health care, Life sciences tools & services)	4,134	246,814
		731,017
Netherlands: 6.32%
ABN AMRO Bank NV (Financials, Banks)144A	40,306	646,906
Adyen NV (Financials, Financial services)144A†	354	558,600
Aegon Ltd. (Financials, Insurance)	88,527	530,641
Airbus SE (Industrials, Aerospace & defense)	6,019	994,926
Argenx SE (Health care, Biotechnology)†	600	222,558
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	568	346,052
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	6,390	6,011,942
Ferrari NV (Consumer discretionary, Automobiles)	1,755	739,564
IMCD NV (Industrials, Trading companies & distributors)	2,185	332,742
ING Groep NV (Financials, Banks)	64,083	878,921
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	9,433	280,571
Koninklijke Philips NV (Health care, Health care equipment & supplies)	28,175	563,414
NN Group NV (Financials, Insurance)	6,748	300,919
Prosus NV (Consumer discretionary, Broadline retail)†	19,291	562,734
Qiagen NV (Health care, Life sciences tools & services)	4,883	209,175
Randstad NV (Industrials, Professional services)	4,583	252,321
Stellantis NV (Consumer discretionary, Automobiles)	52,792	1,377,084
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	13,719	618,677
Wolters Kluwer NV (Industrials, Professional services)	2,468	389,042
		15,816,789
New Zealand: 0.29%
Spark New Zealand Ltd. (Communication services, Diversified telecommunication services)	109,118	336,833
Xero Ltd. (Information technology, Software)†	4,751	393,152
		729,985
Norway: 0.78%
DNB Bank ASA (Financials, Banks)	42,968	858,850
Equinor ASA (Energy, Oil, gas & consumable fuels)	9,285	228,731
Gjensidige Forsikring ASA (Financials, Insurance)	21,797	343,948
Norsk Hydro ASA (Materials, Metals & mining)	49,330	253,308
Orkla ASA (Consumer staples, Food products)	39,291	281,366
		1,966,203
Portugal: 0.18%
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	18,797	449,385
Singapore: 1.52%
DBS Group Holdings Ltd. (Financials, Banks)	32,200	797,611
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Singapore(continued)
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	1,319,400	$892,315
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	16,300	308,302
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	38,900	375,253
Sea Ltd. ADR (Communication services, Entertainment)†	6,418	311,401
Singapore Airlines Ltd. (Industrials, Passenger airlines)	54,000	259,656
United Overseas Bank Ltd. (Financials, Banks)	21,600	448,679
Wilmar International Ltd. (Consumer staples, Food products)	169,400	417,976
		3,811,193
Spain: 3.16%
Acciona SA (Utilities, Electric utilities)	2,047	228,872
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)	5,317	312,501
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	152,386	1,512,922
Banco Santander SA (Financials, Banks)	244,183	1,014,877
CaixaBank SA (Financials, Banks)	105,826	476,951
Enagas SA (Utilities, Gas utilities)	31,205	450,078
Grifols SA (Health care, Biotechnology)†	21,858	179,165
Iberdrola SA (Utilities, Electric utilities)	93,770	1,076,300
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	16,052	711,482
Naturgy Energy Group SA (Utilities, Gas utilities)	11,554	273,228
Redeia Corp. SA (Utilities, Electric utilities)	22,240	353,344
Repsol SA (Energy, Oil, gas & consumable fuels)	27,272	434,028
Telefonica SA (Communication services, Diversified telecommunication services)	217,243	890,582
		7,914,330
Sweden: 3.44%
Assa Abloy AB Class B (Industrials, Building products)	12,964	369,421
Atlas Copco AB Class A (Industrials, Machinery)	66,755	1,157,510
Epiroc AB Class A (Industrials, Machinery)	13,633	246,913
Essity AB Class B (Consumer staples, Household products)	14,994	349,596
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	4,965	642,465
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	51,447	319,112
Getinge AB Class B (Health care, Health care equipment & supplies)	13,266	262,597
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	35,317	413,424
Industrivarden AB Class A (Financials, Financial services)	9,838	335,291
Indutrade AB (Industrials, Machinery)	16,583	438,314
Investor AB Class B (Financials, Financial services)	23,185	582,398
Lifco AB Class B (Industrials, Industrial conglomerates)	18,725	498,182
Sandvik AB (Industrials, Machinery)	12,748	286,407
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	56,626	840,126
Svenska Handelsbanken AB Class A (Financials, Banks)	35,294	421,496
Swedbank AB Class A (Financials, Banks)	23,832	522,785
Volvo AB Class B (Industrials, Machinery)	22,289	612,999
Volvo Car AB Class B (Consumer discretionary, Automobiles)†	85,920	312,967
		8,612,003
Switzerland: 9.26%
ABB Ltd. (Industrials, Electrical equipment)	27,412	1,262,189
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Switzerland(continued)
Alcon, Inc. (Health care, Health care equipment & supplies)	3,459	$294,055
Avolta AG (Consumer discretionary, Specialty retail)†	10,763	420,978
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	49	599,514
Cie Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	7,570	1,203,530
Clariant AG (Materials, Chemicals)	19,670	243,331
Coca-Cola HBC AG (Consumer staples, Beverages)†	12,116	376,998
DSM-Firmenich AG (Materials, Chemicals)	3,832	410,021
EMS-Chemie Holding AG (Materials, Chemicals)	782	545,150
Givaudan SA (Materials, Chemicals)	109	456,904
Holcim AG (Materials, Construction materials)	10,452	852,139
Julius Baer Group Ltd. (Financials, Capital markets)	6,174	330,081
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	4,625	407,822
Lonza Group AG (Health care, Life sciences tools & services)	530	276,881
Nestle SA (Consumer staples, Food products)	40,455	4,197,604
Novartis AG (Health care, Pharmaceuticals)	39,387	3,985,687
Partners Group Holding AG (Financials, Capital markets)	306	439,095
Roche Holding AG (Health care, Pharmaceuticals)	10,133	2,657,714
Roche Holding AG Swiss Stock Exchange (Health care, Pharmaceuticals)	2,259	626,854
Sandoz Group AG (Health care, Pharmaceuticals)†	11,278	350,194
Schindler Holding AG (Industrials, Machinery)	1,569	413,208
Sika AG (Materials, Chemicals)	1,051	303,647
Sonova Holding AG (Health care, Health care equipment & supplies)	1,313	404,286
Straumann Holding AG (Health care, Health care equipment & supplies)	2,370	374,119
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,846	435,433
Swiss Re AG (Financials, Insurance)	2,245	270,613
Swisscom AG (Communication services, Diversified telecommunication services)	730	417,190
UBS Group AG (Financials, Capital markets)	22,505	641,546
		23,196,783
United Kingdom: 12.90%
3i Group PLC (Financials, Capital markets)	36,628	1,141,092
Anglo American PLC (Materials, Metals & mining)	9,676	207,760
Ashtead Group PLC (Industrials, Trading companies & distributors)	5,187	371,901
Associated British Foods PLC (Consumer staples, Food products)	10,714	307,407
AstraZeneca PLC (Health care, Pharmaceuticals)	20,988	2,644,810
BAE Systems PLC (Industrials, Aerospace & defense)	62,760	983,936
Barratt Developments PLC (Consumer discretionary, Household durables)	43,061	253,570
BP PLC (Energy, Oil, gas & consumable fuels)	180,037	1,046,990
British American Tobacco PLC (Consumer staples, Tobacco)	40,973	1,212,839
BT Group PLC (Communication services, Diversified telecommunication services)	184,354	243,065
Bunzl PLC (Industrials, Trading companies & distributors)	12,966	516,051
Centrica PLC (Utilities, Multi-utilities)	208,346	330,979
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	7,845	538,402
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	10,758	294,682
Diageo PLC (Consumer staples, Beverages)	18,345	685,907
GSK PLC (Health care, Pharmaceuticals)	47,036	988,332
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
United Kingdom(continued)
Halma PLC (Information technology, Electronic equipment, instruments & components)	8,613	$250,278
Hargreaves Lansdown PLC (Financials, Capital markets)	33,651	309,407
HSBC Holdings PLC (Financials, Banks)	336,550	2,610,561
Imperial Brands PLC (Consumer staples, Tobacco)	38,065	819,003
Informa PLC (Communication services, Media)	68,709	702,697
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	81,460	256,656
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	238,112	354,370
Land Securities Group PLC (Real estate, Diversified REITs)	45,170	353,284
Lloyds Banking Group PLC (Financials, Banks)	489,879	287,977
London Stock Exchange Group PLC (Financials, Capital markets)	4,190	469,455
Mondi PLC (Materials, Paper & forest products)	31,301	556,516
National Grid PLC (Utilities, Multi-utilities)	25,540	334,481
Ocado Group PLC (Consumer staples, Consumer staples distribution & retail)†	37,181	240,018
Prudential PLC (Financials, Insurance)	25,268	248,022
Reckitt Benckiser Group PLC (Consumer staples, Household products)	11,264	710,643
RELX PLC (Industrials, Professional services)	20,435	892,768
Rio Tinto PLC (Materials, Metals & mining)	15,720	1,007,844
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	168,610	785,579
Sage Group PLC (Information technology, Software)	39,356	618,256
Schroders PLC (Financials, Capital markets)	101,633	504,570
Shell PLC (Energy, Oil, gas & consumable fuels)	115,165	3,571,808
Smith & Nephew PLC (Health care, Health care equipment & supplies)	21,311	279,903
Smiths Group PLC (Industrials, Industrial conglomerates)	17,258	350,299
SSE PLC (Utilities, Electric utilities)	9,950	204,161
St. James’s Place PLC (Financials, Capital markets)	43,494	276,159
Standard Chartered PLC (Financials, Banks)	34,998	294,932
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	204,079	718,213
Unilever PLC (Consumer staples, Personal care products)	5,775	282,496
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	35,614	1,738,206
Vodafone Group PLC (Communication services, Wireless telecommunication services)	289,073	252,217
WPP PLC (Communication services, Media)	28,193	251,678
		32,300,180
United States: 0.27%
Experian PLC (Industrials, Professional services)	16,117	688,661
Total common stocks (Cost $206,563,881)		246,675,028

		Yield
Short-term investments: 1.00%
Investment companies: 1.00%
Allspring Government Money Market Fund Select Class♠∞		5.24%	2,509,171	2,509,171
Total short-term investments (Cost $2,509,171)				2,509,171
Total investments in securities (Cost $209,073,052)	99.53%			249,184,199
Other assets and liabilities, net	0.47			1,171,903
Total net assets	100.00%			$250,356,102

See accompanying notes to portfolio of investments
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,401,432	$123,403,593	$(124,295,854)	$0	$0	$2,509,171	2,509,171	$165,725
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	18	3-15-2024	$1,962,647	$2,059,110	$96,463	$0
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 11

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk . The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
12 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$17,766,685	$0	$0	$17,766,685
Austria	697,036	0	0	697,036
Belgium	799,177	0	0	799,177
China	247,138	0	0	247,138
Denmark	8,280,450	0	0	8,280,450
Finland	1,249,680	0	0	1,249,680
France	29,161,293	0	0	29,161,293
Germany	19,582,429	0	0	19,582,429
Hong Kong	4,647,829	0	0	4,647,829
Ireland	2,175,773	0	0	2,175,773
Israel	2,275,728	0	0	2,275,728
Italy	4,727,757	0	0	4,727,757
Japan	58,847,524	0	0	58,847,524
Luxembourg	731,017	0	0	731,017
Netherlands	15,816,789	0	0	15,816,789
New Zealand	729,985	0	0	729,985
Norway	1,966,203	0	0	1,966,203
Portugal	449,385	0	0	449,385
Singapore	3,811,193	0	0	3,811,193
Spain	7,914,330	0	0	7,914,330
Sweden	8,612,003	0	0	8,612,003
Switzerland	23,196,783	0	0	23,196,783
United Kingdom	32,300,180	0	0	32,300,180
United States	688,661	0	0	688,661
Short-term investments
Investment companies	2,509,171	0	0	2,509,171
	249,184,199	0	0	249,184,199
Futures contracts	96,463	0	0	96,463
Total assets	$249,280,662	$0	$0	$249,280,662
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 29, 2024, $232,711 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined International Developed Markets Portfolio | 13